Borrowings - Schedule of Long-Term Borrowings Composition (Parenthetical) (Detail)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
5.550% senior notes due November 15, 2024 [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate	5.55%	5.55%	5.55%
Long term debt maturity date	Nov. 15, 2024	Nov. 15, 2024	Nov. 15, 2024
5.600% senior notes due November 15, 2025 [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate	5.60%	5.60%	5.60%
Long term debt maturity date	Nov. 15, 2025	Nov. 15, 2025	Nov. 15, 2025
5.650% senior notes due November 15, 2027 [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate	5.65%	5.65%	5.65%
Long term debt maturity date	Nov. 15, 2027	Nov. 15, 2027	Nov. 15, 2027
5.857% senior notes due March 15, 2030 [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate	5.857%	5.857%	5.857%
Long term debt maturity date	Mar. 15, 2030	Mar. 15, 2030	Mar. 15, 2030
5.905% senior notes due November 22, 2032 [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate	5.905%	5.905%	5.905%
Long term debt maturity date	Nov. 22, 2032	Nov. 22, 2032	Nov. 22, 2032
6.377% senior notes due November 22, 2052 [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate	6.377%	6.377%	6.377%
Long term debt maturity date	Nov. 22, 2052	Nov. 22, 2052	Nov. 22, 2052